Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the following:

	December 31,
	2022	2021
	(in thousands)
Accrued compensation	$5,146	$8,562
Accrued sales taxes payable	192	372
Accrued professional services	813	1,742
Accrued materials	2,950	3,094
Accrued other	777	1,437
Accrued warranty	820	452

Accrued expenses	$10,698	$15,659

Changes in our Product warranty
Changes in our product warranty consist of the following:

	December 31,
	2022	2021
	(in thousands)
Beginning balance	$452	$41
Accrual (reversal) for warranty expense	(427)	(58)
Warranty costs incurred during period	795	469

Ending balance	$820	$452